UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06121

Morgan Stanley Pacific Growth Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2008

Date of reporting period:	April 30, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Pacific Growth Fund Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2008

Total Return for the 6 Months Ended April 30, 2008+
Class A	Class B	Class C	Class I++
-14.40%	-14.67%	-14.62%	-14.27%

MSCI Japan Index[1]	MSCI All Country Asia Pacific Free ex-Japan Index[2]	50/50 Blended Index[3]	Lipper Pacific Region Funds Index[4]
-6.77%	-15.41%	-11.03%	-15.47%

+  Share classes listed above represent classes with the full six month period total returns to report. Class R and Class W shares commenced operations on March 31, 2008 and therefore are not listed on the table above.

++ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The first five months of the review period was a very problematic period for financial markets, with the extension of 2007's credit crisis punctuating stock prices with exceptional volatility and rapidly waning risk appetites among investors globally. In this environment, Japanese equities remained out of favor with asset allocators as well as domestic institutional and individual investors. Throughout most of the period, this bearish news fed on fears of continued losses for U.S. subprime mortgages, the collapse of bond guarantees, massive debt write-downs and the sharp rise of the yen. In Japan, housing starts contracted sharply, owing to new tougher inspection and approval standards for earthquake proofing, and the political situation virtually came to a halt with Prime Minister Fukuda's inability to appoint a new head for the Bank of Japan. Reflecting such concerns, foreign net selling rose to ¥1.3 trillion, the highest since the stock market crash in 1987. Although wage growth remained disappointing, Japan's fourth quarter real gross domestic product (GDP) increased to a 3.5 percent annualized growth rate from the previous quarter's 1.2 percent, making Japan's growth rate the fastest among all G7 countries (Group of Seven industrialized nations).

From the middle of March through the end of the period, global equity markets turned upward, as the Federal Open Market Committee lowered the target federal funds rate, which eased some credit concerns, and facilitated the emergency bail-out of a large U.S. brokerage firm, which sparked both short covering, as traders speculated that securities prices would rise, and bargain hunting for oversold securities. In April, Japanese equities posted their strongest appreciation in 15 years, driven by both domestic individual and institutional investors becoming net buyers as well as a significant re-allocation to Japanese equities by non-residents. During the month, credit stress headlines eased in the U.S., the yen weakened, and, given the relatively attractive valuations and compelling risk premiums Japanese equities offered versus bonds in Japan, these events helped to bolster confidence for adding to underweighted positions,. Also, the 10-year Japanese government bond (JGB) market spiked towards the end of April, perhaps signaling that investors began allocating away from yen bonds into equities both as a tactical strategy and as a rebalancing of these two assets. Commodity prices continued to move higher, causing consumer staple goods such as butter, soy sauce, wheat and milk to continue to appreciate. Japan's core consumer price index (CPI) rose 1.2 percent in April from a year earlier, marking the sixth consecutive month of inflation pressures and the highest CPI level since 1998. As such, a "reflation" theme took place in the markets and the financials, real estate and natural resources sectors performed favorably during the month.

Outside of Japan, the Asia-Pacific region also faced significant headwinds during the period under review. In November, the Asia-Pacific market corrected after a very strong run that began in August. Despite ongoing market volatility in the U.S. on the back of the subprime mortgage crisis, Asia ex-Japan markets behaved well in December, until increases in food prices worsened China's inflation. Asian markets tumbled as Chinese authorities announced measures to control inflation that included price controls and strict limits on loan growth. Hong Kong and China were hampered by high valuations and growing concern that the Chinese authorities may slow growth in order to control inflation. The re-emergence of inflation in global emerging markets became the single most important concern for the Asia-Pacific market. Negative sentiment was further compounded by the worsening credit situation in the U.S. and Europe, with major banks announcing large write-offs.

Performance Analysis

Classes A, B, C and I shares of Morgan Stanley Pacific Growth Fund underperformed the MSCI Japan Index and the 50/50 Blended Index, and outperformed the MSCI All Country Asia Pacific Free ex-Japan Index and the Lipper Pacific Region Funds Index for the six months ended April 30, 2008, assuming no deduction of applicable sales charges.

The Fund's underperformance relative to the 50/50 Blended Index was driven, in part, by underweight positions in Japan and Taiwan and an overweight in China. Additionally, sector allocation in Japan hurt relative performance during the period. Here, the Fund's zero exposure to the Japanese financials sector, especially banks and insurance companies, was detrimental. Stock selection in India was another source of weakness due to overweight positions in heavy engineering companies and industrial service providers. Finally, stock selection in Taiwan across a number of weak performing positions, including an underweight in telecommunications companies, an overweight in niche technology companies and an underweight in semiconductor manufacturers, served to dampen relative gains.

However, the Fund's relative performance benefited from other investments. Notably, an overweight exposure to Australian materials stocks and an underweight position in the banking sector added to relative results during the period. Although sector allocation in Japan had a negative influence on relative performance, stock selection there contributed positively, especially within the capital goods, consumer durables and apparel, and pharmaceuticals/biotechnology sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 04/30/08
China Mobile Ltd.	2.8%
China Construction Bank Corp. (H Shares)	2.2
BHP Billiton Ltd.	2.1
Nintendo Co., Ltd.	1.9
Woolworths Ltd.	1.8
Mitsubishi Corp.	1.7
Incitec Pivot Ltd.	1.7
Matsushita Electric Industrial Co., Ltd.	1.6
China COSCO Holdings Company Ltd. (H Shares)	1.5
Toyota Motor Corp.	1.5
TOP FIVE COUNTRIES as of 04/30/08
Japan	44.1%
Australia	12.1
China	8.3
Hong Kong	6.1
South Korea	6.0

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks (including depositary receipts) and other securities of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). The principal Asian countries include: Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea. The Fund's assets will be invested in at least three countries. The Fund, however, may invest more than 25 percent of its net assets in Japan, Hong Kong, Malaysia, South Korea and/or Taiwan. Thus, the investment performance of the Fund may be subject to the social, political and economic events occurring in those countries to a greater extent than other countries. The Fund may also use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2008
Symbol	Class A Shares* (since 07/28/97) TGRAX	Class B Shares** (since 11/30/90) TGRBX	Class C Shares† (since 07/28/97) TGRCX	Class I Shares†† (since 07/28/97) TGRDX	Class R Shares# (since 03/31/08) TGRRX	Class W Shares## (since 03/31/08) TGRWX
1 Year	11.59%[5] 5.73[6]	10.81%[5] 5.81[6]	10.90%[5] 9.90[6]	11.89%[5] —	— —	— —
5 Years	24.80[5] 23.46[6]	23.78[5] 23.61[6]	23.84[5] 23.84[6]	25.02[5] —	— —	— —
10 Years	8.80[5] 8.21[6]	8.11[5] 8.11[6]	8.01[5] 8.01[6]	9.05[5] —	— —	— —
Since Inception	2.88[5] 2.37[6]	6.08[5] 6.08[6]	2.15[5] 2.15[6]	3.12[5] —	5.87%[5] —	5.91%[5] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year are not annualized. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of Japan. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Morgan Stanley Capital International (MSCI) All Country Asia Pacific Free ex-Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in Asia Pacific Region, excluding Japan. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Returns prior to 12/31/98 reflect those using "gross dividends" as the "net dividends" data was not available until after 12/31/98. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The 50/50 Blended Index is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan and All Country Asia Pacific Free ex-Japan, with each index weighted equally. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(4)  The Lipper Pacific Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Pacific Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund is in the Lipper Pacific Region Funds classification as of the date of this report.

(5)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(6)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/07 – 04/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/07	04/30/08	11/01/07 – 04/30/08
Class A
Actual (–14.40% return)	$1,000.00	$856.00	$7.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.51	$8.42
Class B
Actual (–14.67% return)	$1,000.00	$853.30	$11.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.73	$12.21
Class C
Actual (–14.62% return)	$1,000.00	$853.80	$10.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.53	$11.41
Class I@@
Actual (–14.27% return)	$1,000.00	$857.30	$6.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.70	$7.22
Class R@@@
Actual (5.87% return)	$1,000.00	$1,058.70	$1.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.22	$9.72
Class W@@@
Actual (5.91% return)	$1,000.00	$1,059.10	$1.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.91	$9.02

  @  Expenses are equal to the Fund's annualized expense ratios of 1.68%, 2.45%, 2.28%, 1.45%, 1.94% and 1.80% for Class A, Class B, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Class R and Class W shares were calculated using 30/366 (to reflect the actual days in the period for the actual example).

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

@@@  Shares were first issued on March 31, 2008. Returns listed represent the period from March 31, 2008 through April 30, 2008.

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.4%)
	Australia (12.1%)
	Airlines
339,450	Qantas Airways Ltd.	$1,088,925
	Apparel/Footwear
50,167	Billabong International Ltd.	567,993
	Casino/Gaming
190,600	Tatts Group Ltd.	490,940
	Chemicals: Agricultural
21,695	Incitec Pivot Ltd.	3,311,728
	Chemicals: Major Diversified
68,863	Orica Ltd.	1,890,698
	Engineering & Construction
18,400	Leighton Holdings Ltd.	817,504
	Food Retail
132,427	Woolworths Ltd.	3,585,929
	Major Banks
7,535	Commonwealth Bank of Australia	318,852
13,637	Westpac Banking Corp.	315,102
		633,954
	Major Telecommunications
336,036	Telstra Corp., Ltd.	1,445,752
	Medical Specialties
7,400	Cochlear Ltd.	395,875
	Other Metals/Minerals
103,120	BHP Billiton Ltd.	4,112,619
9,208	Rio Tinto Ltd.	1,182,233
79,113	Straits Resources Ltd.	509,068
		5,803,920
	Precious Metals
21,562	Newcrest Mining Ltd.	587,936
	Property - Casualty Insurers
79,601	QBE Insurance Group Ltd.	1,899,375
	Trucking
109,445	Toll Holdings Ltd.	818,865

NUMBER OF SHARES		VALUE
	Wholesale Distributors
40,530	Alesco Corp. Ltd.	$326,189
	Total Australia	23,665,583
	Bermuda (2.1%)
	Apparel/Footwear Retail
124,400	Esprit Holdings Ltd.	1,530,826
	Electronic Equipment/ Instruments
896,000	GOME Electrical Appliances Holdings Ltd.	2,046,515
	Real Estate Development
116,000	Hongkong Land Holdings Co., Ltd.	526,640
	Total Bermuda	4,103,981
	Cayman Islands (0.4%)
	Advertising/Marketing Services
21,200	Focus Media Holdings Ltd. (ADR) (a)	782,068
	Apparel/Footwear
43,000	Belle International Holdings Ltd.	45,797
	Total Cayman Islands	827,865
	China (8.3%)
	Coal
822,000	China Coal Energy Co.	1,740,375
	Electric Utilities
418,000	Datang International Power Generation Co., Ltd. (H Shares)	288,030
	Integrated Oil
870,000	China Petroleum & Chemical Corp. (H Shares)	923,234
	Investment Trusts/ Mutual Funds
100,000	Investment Co. of China (b)	—

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Major Banks
2,843,000	Industrial and Commercial Bank of China Ltd. (H Shares)	$2,250,863
	Marine Shipping
981,150	China COSCO Holdings Company Ltd. (H Shares)	2,927,152
	Motor Vehicles
1,165,000	Dongfeng Motor Group Co., Ltd. (H Shares)	630,849
	Multi-Line Insurance
189,500	Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,798,185
	Regional Banks
502,000	China CITIC Bank (H Shares)	332,384
4,794,000	China Construction Bank Corp. (H Shares)	4,330,696
		4,663,080
	Steel
1,317,000	Maanshan Iron & Steel Co., Ltd. (H Shares)	848,353
	Total China	16,070,121
	Hong Kong (6.1%)
	Airlines
237,000	Cathay Pacific Airways Ltd.	494,488
	Electric Utilities
326,000	China Resources Power Holdings Co., Ltd.	825,756
	Engineering & Construction
324,800	New World Development Co., Ltd.	837,720

NUMBER OF SHARES		VALUE
	Financial Conglomerates
162,250	Wharf (Holdings) Ltd. (The)	$823,414
	Investment Banks/Brokers
11,000	Hong Kong Exchanges & Clearing Ltd.	224,710
	Major Banks
100,000	Bank of East Asia, Ltd. (The)	569,731
	Real Estate Development
55,000	Cheung Kong (Holdings) Ltd.	856,778
270,000	China Overseas Land & Investment Ltd.	568,191
38,000	Sino Land Co., Ltd.	96,059
363,000	Sino-Ocean Land Holdings Ltd. (a)	299,505
10,000	Sun Hung Kai Properties Ltd.	175,154
		1,995,687
	Tobacco
196,000	Shanghai Industrial Holdings Ltd.	812,354
	Wireless Telecommunications
313,000	China Mobile Ltd.	5,385,922
	Total Hong Kong	11,969,782
	India (3.6%)
	Aluminum
58,100	National Aluminum Co. Ltd.	644,026
	Contract Drilling
33,500	Aban Offshore Ltd.	2,812,793
	Electrical Products
61,500	Asea Brown Boveri Ltd.	1,731,988
	Industrial Machinery
185,000	Welspun Gujarat Stahl Rohren Ltd.	1,835,388
	Total India	7,024,195

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Indonesia (3.4%)
	Agricultural Commodities/ Milling
345,500	PT Astra Agro Lestri Tbk	$887,915
	Coal
2,513,000	PT Bumi Resources Tbk	1,812,129
	Construction Materials
411,000	PT Indocement Tunggal Prakarsa Tbk	249,577
	Gas Distributors
171,500	PT Perusahaan Gas Negara	225,022
	Major Telecommunications
878,500	PT Telekomunkasi Indonesia Tbk (Series B)	843,063
	Motor Vehicles
383,500	PT Astra International Tbk	831,707
	Other Metals/Minerals
182,500	PT International Nickel Industry Indonesia Tbk	131,601
	Regional Banks
1,619,500	PT Bank Central Asia Tbk	526,838
1,427,000	PT Bank Mandiri	444,874
903,000	PT Bank Rakyat Indonesia	582,612
		1,554,324
	Total Indonesia	6,535,338
	Japan (44.1%)
	Auto Parts: O.E.M.
40,100	NIFCO Inc.	863,817
17,000	Toyoda Gosei Co., Ltd.	617,974
		1,481,791
	Building Products
125,000	Nippon Sheet Glass Company, Ltd.	572,198
127,000	Sanwa Holdings Corp.	527,615
		1,099,813

NUMBER OF SHARES		VALUE
	Chemicals: Major Diversified
168,000	Mitsubishi Chemical Holdings Corp.	$1,114,776
	Chemicals: Specialty
183,000	Daicel Chemical Industries, Ltd.	1,080,560
247,000	Denki Kagaku Kogyo Kabushiki Kaisha	914,507
154,000	Kaneka Corp.	1,055,941
71,300	Shin-Etsu Polymer Co., Ltd.	424,433
		3,475,441
	Commercial Printing/Forms
77,000	Dai Nippon Printing Co., Ltd.	1,185,527
15,600	Nissha Printing Co., Ltd.	645,093
		1,830,620
	Computer Peripherals
52,100	Mitsumi Electric Co., Ltd.	1,743,598
	Computer Processing Hardware
310,000	Fujitsu Ltd.	1,976,535
	Electric Utilities
24,000	Tokyo Electric Power Co., Inc.	610,473
	Electrical Products
260,000	Furukawa Electric Co., Ltd.	942,636
	Electronic Components
21,500	TDK Corp.	1,472,135
	Electronic Distributors
33,400	Ryosan Co., Ltd.	745,184
	Electronic Equipment/ Instruments
55,800	Canon Inc.	2,790,402
18,600	Kyocera Corp.	1,710,016
129,000	Matsushita Electric Industrial Co., Ltd.	3,033,178

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
346,000	NEC Corp.	$1,633,755
117,000	Ricoh Co., Ltd.	2,017,416
314,000	Toshiba Corp.	2,602,952
		13,787,719
	Electronics/Appliances
86,800	Casio Computer Co., Ltd.	1,293,840
42,300	FUJIFILM Holdings Corp.	1,623,090
9,100	Rinnai Corp.	291,417
35,700	Sony Corp.	1,641,064
		4,849,411
	Engineering & Construction
63,000	Kyudenko Corp.	325,951
54,000	Maeda Road Construction Co., Ltd.	422,195
199,000	Obayashi Corp.	962,610
34,000	Sanki Engineering Co., Ltd.	219,070
		1,929,826
	Finance/Rental/Leasing
53,700	Hitachi Capital Corp.	793,738
	Food Retail
38,300	FamilyMart Co., Ltd.	1,337,010
	Food: Meat/Fish/Dairy
83,000	Nippon Meat Packers, Inc.	1,063,192
	Food: Specialty/Candy
27,600	House Foods Corp.	428,923
	Home Building
163,000	Sekisui Chemical Co., Ltd.	1,186,623
97,000	Sekisui House, Ltd.	922,566
		2,109,189
	Industrial Conglomerates
257,000	Hitachi Ltd.	1,732,529
	Industrial Machinery
110,000	Amada Co., Ltd.	913,978
90,000	Daifuku Co., Ltd.	1,124,297
47,300	Daikin Industries, Ltd.	2,356,244

NUMBER OF SHARES		VALUE
26,100	Fuji Machine Mfg. Co., Ltd.	$519,565
63,000	Fujitec Co., Ltd.	375,025
371,000	Mitsubishi Heavy Industries, Ltd.	1,719,690
176,000	Tsubakimoto Chain Co.	1,184,786
		8,193,585
	Industrial Specialties
46,300	Lintec Corp.	599,761
130,000	Toyo Ink Mfg. Co., Ltd.	470,068
		1,069,829
	Major Telecommunications
230	Nippon Telegraph & Telephone Corp.	990,912
	Metal Fabrications
150,000	Minebea Co., Ltd.	913,112
204,000	Mitsui Mining & Smelting Co.	690,561
		1,603,673
	Miscellaneous Manufacturing
39,300	Kurita Water Industries Ltd.	1,398,375
	Motor Vehicles
230,900	Nissan Motor Co., Ltd.	2,047,313
67,800	Suzuki Motor Corp.	1,714,805
55,800	Toyota Motor Corp.	2,827,966
56,400	Yamaha Motor Co., Ltd.	1,087,484
		7,677,568
	Movies/Entertainment
28,200	TOHO Co., Ltd.	645,439
	Pharmaceuticals: Other
41,200	Astellas Pharma Inc.	1,683,897
70,300	Daiichi Sankyo Co., Ltd.	1,933,529
27,300	Ono Pharmaceutical Co., Ltd.	1,443,958
		5,061,384

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Railroads
164	East Japan Railway Co.	$1,307,458
	Recreational Products
6,700	Nintendo Co., Ltd.	3,679,088
59,400	Yamaha Corp.	1,168,178
		4,847,266
	Semiconductors
16,000	Rohm Co., Ltd.	1,115,545
	Steel
111,000	Nippon Steel Corp.	623,398
	Textiles
53,000	Nisshinbo Industries, Inc.	581,045
251,000	Teijin Ltd.	972,765
		1,553,810
	Wholesale Distributors
33,600	Hitachi High-Technologies Corp.	667,250
90,000	Marubeni Corp.	717,507
103,800	Mitsubishi Corp.	3,334,058
60,000	Nagase & Co., Ltd.	630,668
		5,349,483
	Total Japan	85,962,264
	Malaysia (1.4%)
	Agricultural Commodities/ Milling
374,200	IOI Corporation Behard	864,723
108,000	Kuala Lumpur Kepong Berhad	570,940
		1,435,663
	Engineering & Construction
143,900	IJM Corp. Berhad	261,926
	Wholesale Distributors
360,800	Sime Darby Berhad	1,096,448
	Total Malaysia	2,794,037
	Philippines (0.4%)
	Alternative Power Generation
779,000	PNOC Energy Development Corp.	95,832

NUMBER OF SHARES		VALUE
	Financial Conglomerates
27,960	Ayala Corp.	$196,785
	Specialty Telecommunications
7,415	Philippine Long Distance Telephone Co.	449,952
	Total Philippines	742,569
	Singapore (2.1%)
	Agricultural Commodities/ Milling
129,800	Wilmar International Ltd.	441,265
	Major Banks
114,600	Oversea-Chinese Banking Corp., Ltd.	747,915
	Miscellaneous Commercial Services
15,000	Indofood Agri Resources Ltd. (a)	26,216
	Real Estate Development
77,000	Capitaland Ltd.	385,554
18,000	City Developments Ltd.	160,614
776,000	United Industrial Corp., Ltd.	1,562,243
		2,108,411
	Regional Banks
45,500	United Overseas Bank Ltd.	684,488
	Total Singapore	4,008,295
	South Korea (6.0%)
	Advertising/Marketing Services
1,848	Cheil Communications, Inc.	496,720
	Apparel/Footwear
5,510	Cheil Industries Inc.	301,699
	Beverages: Alcoholic
1,761	Hite Brewery Co., Ltd.	208,127
	Chemicals: Specialty
7,296	LG Chem Ltd.	727,672

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronic Distributors
27,777	LG Display Co., Ltd.	$1,221,728
	Electronics/Appliances
2,968	LG Electronics Inc.	463,264
24,020	Woongjin Coway Co., Ltd.	759,422
		1,222,686
	Engineering & Construction
4,130	Samsung Engineering Co., Ltd.	368,658
	Financial Conglomerates
12,948	Shinhan Financial Group Co., Ltd.	747,708
	Household/Personal Care
334	Amorepacific Corp.	211,529
	Industrial Machinery
22,211	EnE System Inc. (a)	97,027
	Industrial Specialties
16,400	SSCP Co., Ltd. (a)	283,788
	Internet Software/Services
3,488	NHN Corp.(a)	810,556
	Marine Shipping
201,000	STX Pan Ocean Co., Ltd.	499,517
91,390	STX Pan Ocean Co., Ltd.	237,897
		737,414
	Motor Vehicles
20,580	Hyundai Motor Co.	1,736,466
	Property - Casualty Insurers
1,686	Samsung Fire & Marine Insurance Co., Ltd.	368,258
	Semiconductors
2,596	Samsung Electronics Co., Ltd.	1,840,878
	Steel
200	POSCO	97,841

NUMBER OF SHARES		VALUE
	Trucks/Construction/ Farm Machinery
568	Hyundai Heavy Industries Co., Ltd.	$202,807
	Total South Korea	11,681,562
	Taiwan (5.3%)
	Chemicals: Specialty
172,000	Formosa Plastics Corp.	491,469
	Computer Processing Hardware
14,000	Acer Inc.	30,347
255,103	Asustek Computer, Inc.	827,791
2,000	Quanta Computer Inc.	3,330
		861,468
	Construction Materials
431,000	Taiwan Cement Corp.	700,698
	Electronic Equipment/ Instruments
810,000	AU Optronics Corp.	1,582,889
	Financial Conglomerates
280,000	Cathay Financial Holding Co., Ltd.	786,271
444,000	Yuanta Financial Holding Co., Ltd. (a)	422,892
		1,209,163
	Major Banks
537,000	First Financial Holding Co., Ltd.	652,566
	Marine Shipping
298,160	Yang Ming Marine Transport	231,595
	Regional Banks
988,000	Chinatrust Financial Holding Co., Ltd.	1,030,265
	Semiconductors
580,000	Taiwan Semiconductor Mfg. Co. Ltd.	1,270,580

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Steel
818,000	China Steel Corp.	$1,343,296
	Telecommunication Equipment
38,000	High Tech Computer Corp.	979,719
	Total Taiwan	10,353,708
	Thailand (1.1%)
	Coal
43,500	Banpu Public Co Ltd (NVDR)	598,108
	Home Building
780,800	Land & Houses PCL (Alien Shares)	258,543
	Major Banks
241,200	Kasikornbank PCL (Alien Shares)	669,366
	Oil Refining/Marketing
17,200	PTT PCL (Alien Shares)	181,167
	Regional Banks
38,000	Bangkok Bank PCL (NVDR)	165,374
31,000	Siam Commercial Bank PCL (Alien Shares)	86,030
		251,404
	Wireless Telecommunications
45,700	Advanced Info Service PCL (NVDR)	134,030
	Total Thailand	2,092,618
	Total Common Stocks (Cost $149,055,607)	187,831,918
	Preferred Stock (0.4%)
	South Korea
	Semiconductors
1,494	Samsung Electronics Co., Ltd. (Cost $713,754)	768,867

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (c) (2.8%)
	Investment Company
5,392	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $5,392,387)	$5,392,387
Total Investments (Cost $155,161,748) (d)	99.6%	193,993,172
Other Assets in Excess of Liabilities	0.4	820,774
Net Assets	100.0%	$194,813,946

  ADR  American Depositary Receipt.

  NVDR  Non-Voting Depository Receipt.

  (a)  Non-income producing security.

  (b)  Resale is restricted to qualified institutional investor.

  (c)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $48,363,336 and the aggregate gross unrealized depreciation is $9,531,912, resulting in net unrealized appreciation of $38,831,424.

Forward Foreign Currency Contracts Open at April 30, 2008:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$1,706	AUD	1,829	05/02/08	$20
	$13,789	HKD	107,462	05/02/08	1
	$15,325	IDR	141,404,655	05/02/08	8
SGD	108,683		$79,867	05/02/08	(280)
SGD	35,262		$25,898	05/05/08	(106)
Net Unrealized Depreciation					$(357)

Currency Abbreviations:

AUD   Autralian Dollar

HKD   Hong Kong Dollar.

IDR   Indonesian Rupiah

SGD   Singapore Dollar

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Summary of Investments  ■  April 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Electronic Equipment/ Instruments	$17,417,123	9.0%
Motor Vehicles	10,876,590	5.6
Industrial Machinery	10,126,000	5.2
Regional Banks	8,183,561	4.2
Wholesale Distributors	6,772,120	3.5
Electronics/Appliances	6,072,097	3.1
Other Metals/Minerals	5,935,521	3.1
Major Banks	5,524,395	2.9
Wireless Telecommunications	5,519,952	2.9
Investment Company	5,392,387	2.8
Pharmaceuticals: Other	5,061,384	2.6
Semiconductors	4,995,872	2.6
Food Retail	4,922,939	2.5
Recreational Products	4,847,266	2.5
Chemicals: Specialty	4,694,582	2.4
Real Estate Development	4,630,737	2.4
Engineering & Construction	4,215,635	2.2
Coal	4,150,612	2.1
Marine Shipping	3,896,161	2.0
Chemicals: Agricultural	3,311,728	1.7
Major Telecommunications	3,279,726	1.7
Chemicals: Major Diversified	3,005,474	1.5
Financial Conglomerates	2,977,070	1.5
Steel	2,912,887	1.5
Computer Processing Hardware	2,838,003	1.5
Contract Drilling	2,812,793	1.5
Agricultural Commodities/ Milling	2,764,843	1.4
Electrical Products	2,674,623	1.4
Home Building	2,367,731	1.2
Property - Casualty Insurers	2,267,633	1.2
Electronic Distributors	1,966,912	1.0
Commercial Printing/Forms	1,830,620	0.9
Multi-Line Insurance	1,798,185	0.9
Computer Peripherals	1,743,598	0.9
Industrial Conglomerates	1,732,529	0.9
Electric Utilities	1,724,259	0.9
Metal Fabrications	1,603,673	0.8
Airlines	1,583,413	0.8
Textiles	1,553,810	0.8

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Apparel/Footwear Retail	$1,530,826		0.8%
Auto Parts: O.E.M.	1,481,791		0.8
Electronic Components	1,472,135		0.8
Miscellaneous Manufacturing	1,398,375		0.7
Industrial Specialties	1,353,617		0.7
Railroads	1,307,458		0.7
Advertising/Marketing Services	1,278,788		0.7
Building Products	1,099,813		0.6
Food: Meat/Fish/Dairy	1,063,192		0.6
Telecommunication Equipment	979,719		0.5
Construction Materials	950,275		0.5
Integrated Oil	923,234		0.5
Apparel/Footwear	915,490		0.5
Trucking	818,865		0.4
Tobacco	812,354		0.4
Internet Software/Services	810,556		0.4
Finance/Rental/Leasing	793,739		0.4
Movies/Entertainment	645,439		0.3
Aluminum	644,026		0.3
Precious Metals	587,936		0.3
Casino/Gaming	490,940		0.3
Specialty Telecommunications	449,952		0.2
Food: Specialty/Candy	428,923		0.2
Medical Specialties	395,875		0.2
Gas Distributors	225,022		0.1
Investment Banks/Brokers	224,710		0.1
Household/Personal Care	211,529		0.1
Beverages: Alcoholic	208,127		0.1
Trucks/Construction/ Farm Machinery	202,807		0.1
Oil Refining/Marketing	181,167		0.1
Alternative Power Generation	95,832		0.0
Miscellaneous Commercial Services	26,216		0.0
	$193,993,172	‡	100.0%

  ‡  Does not include open forward foreign currency contracts with a net unrealized depreciation of $357.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $149,769,361)	$188,600,785
Investment in affiliate, at value (cost $5,392,387)	5,392,387
Unrealized appreciation on open forward foreign currency contracts	39
Foreign cash, at value (cost $113,592)	113,089
Receivable for:
Dividends	913,151
Investments sold	772,218
Foreign withholding taxes reclaimed	164,620
Capital stock sold	62,077
Dividends from affiliate	15,096
Prepaid expenses and other assets	46,237
Receivable from Investment Adviser	137,885
Total Assets	196,217,584
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	396
Payable for:
Investments purchased	667,301
Capital stock redeemed	277,110
Investment advisory fee	135,178
Distribution fee	60,445
Transfer agent fee	51,238
Administration fee	12,515
Accrued expenses and other payables	199,455
Total Liabilities	1,403,638
Net Assets	$194,813,946
Composition of Net Assets:
Paid-in-capital	$184,492,256
Net unrealized appreciation	38,814,122
Accumulated undistributed net investment income	174,875
Accumulated net realized loss	(28,667,307)
Net Assets	$194,813,946
Class A Shares:
Net Assets	$158,595,021
Shares Outstanding (500,000,000 authorized, $.01 par value)	6,366,180
Net Asset Value Per Share	$24.91
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$26.29
Class B Shares:
Net Assets	$26,293,488
Shares Outstanding (500,000,000 authorized, $.01 par value)	1,110,486
Net Asset Value Per Share	$23.68
Class C Shares:
Net Assets	$8,642,046
Shares Outstanding (500,000,000 authorized, $.01 par value)	364,552
Net Asset Value Per Share	$23.71
Class I Shares@@:
Net Assets	$1,071,606
Shares Outstanding (500,000,000 authorized, $.01 par value)	42,409
Net Asset Value Per Share	$25.27
Class R Shares@@@:
Net Assets	$105,886
Shares Outstanding (500,000,000 authorized, $.01 par value)	4,252
Net Asset Value Per Share	$24.90
Class W Shares@@@:
Net Assets	$105,899
Shares Outstanding (500,000,000 authorized, $.01 par value)	4,252
Net Asset Value Per Share	$24.91

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  @@@  Shares were first issued on March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2008 (unaudited)

Net Investment Income: Income
Dividends (net of $145,838 foreign withholding tax)	$1,930,626
Income from securities loaned - net	110,849
Dividends from affiliates	68,511
Interest	13
Total Income	2,109,999
Expenses
Investment advisory fee	881,696
Transfer agent fees and expenses	193,186
Distribution fee (Class A shares)	191,268
Distribution fee (Class B shares)	153,481
Distribution fee (Class C shares)	37,549
Distribution fee (Class R shares)@@@	42
Distribution fee (Class W shares)@@@	30
Custodian fees	150,980
Administration fee	81,076
Shareholder reports and notices	67,446
Professional fees	40,330
Registration fees	24,414
Directors' fees and expenses	4,687
Other	23,581
Total Expenses	1,849,766
Less: expense offset	(1,040)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(2,089)
Net Expenses	1,846,637
Net Investment Income	263,362
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	11,946,568
Foreign exchange transactions	(21,301)
Net Realized Gain	11,925,267
Change in Unrealized Appreciation/Depreciation on:
Investments	(47,655,253)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(34,561)
Net Change in Unrealized Appreciation/Depreciation	(47,689,814)
Net Loss	(35,764,547)
Net Decrease	$(35,501,185)

  @@@  Shares were first issued on March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2008	FOR THE YEAR ENDED OCTOBER 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income (loss)	$263,362	$(172,877)
Net realized gain	11,925,267	39,203,630
Net change in unrealized appreciation/depreciation	(47,689,814)	45,514,617
Net Increase (Decrease)	(35,501,185)	84,545,370
Dividends to Shareholders from Net Investment Income:
Class A shares	(586,384)	(221,622)
Class I shares@@	(6,345)	(8,377)
Total Dividends	(592,729)	(229,999)
Net decrease from capital stock transactions	(14,182,526)	(28,126,396)
Net Increase (Decrease)	(50,276,440)	56,188,975
Net Assets:
Beginning of period	245,090,386	188,901,411
End of Period (Including accumulated undistributed net investment income of $174,875 and $504,242, respectively)	$194,813,946	$245,090,386

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure and on March 31, 2008, commenced offering two additional classes (Class R and Class W shares).

The Fund offers Class A, Class B, Class C, Class I, Class R and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A, and most Class B and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I, Class R and Class W shares are not subject to a sales charge. Additionally, Class A, Class B, Class C, Class R and Class W shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A, Class B, Class C, Class I, Class R and Class W shares which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") Morgan Stanley Asset & Investment Trust Management Co., Limited (MSAITM) or Morgan Stanley Investment Management Company (MSIMC) (collectively the "Sub-Advisers"), affiliates of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

As of April 30, 2008, there were no securities on loan.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on April 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.87% to the portion of the daily net assets not exceeding $1 billion; 0.82% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.77% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and sub-Advisers, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under the Sub-Advisory Agreements between the Sub-Advisers and the Investment Adviser, the Sub-Advisers invest the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for their services provided pursuant to the Sub-Advisory Agreements, the Investment Adviser paid MSAITM and MSIMC compensation of $249,383 and $209,009, respectively, for six months ended April 30, 2008.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisers. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; (iii) Class C — up to 1.0% of the average daily net assets of Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $41,749,128 at April 30, 2008.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plans in any calendar year in excess of 0.25%, 1.00%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2008, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.23%, 0.83%, 0.49% and 0.35%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $53, $18,077 and $635, respectively and received $21,300 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class. For the six months ended April 30, 2008, advisory fees paid were reduced by $2,089 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $68,511 for the six months ended April 30, 2008. During the six months ended April 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class aggregated $23,443,011 and $18,508,001, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2008 aggregated $46,429,826 and $66,162,027, respectively.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

For six months ended April 30, 2008, the Fund incurred brokerage commissions of $30,796 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Advisers and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2008, included in Directors' fees and expenses in the Statement of Operations amounted to $2,661. At April 30, 2008, the Fund had an accrued pension liability of $57,188, which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

5. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	193,811	$4,841,984	430,922	$10,215,880
Conversion from Class B	155,162	3,944,148	586,939	13,682,521
Reinvestment of dividends	20,334	530,506	9,746	201,652
Redeemed	(630,041)	(15,723,803)	(1,334,294)	(30,219,530)
Net decrease — Class A	(260,734)	(6,407,165)	(306,687)	(6,119,477)
CLASS B SHARES
Sold	85,560	2,107,566	188,114	4,179,859
Conversion to Class A	(163,068)	(3,944,148)	(615,565)	(13,682,521)
Redeemed	(229,271)	(5,367,463)	(465,924)	(10,127,024)
Net decrease — Class B	(306,779)	(7,204,045)	(893,375)	(19,629,686)
CLASS C SHARES
Sold	24.741	609,172	67,278	1,481,038
Redeemed	(56,160)	(1,352,592)	(100,403)	(2,172,092)
Net decrease — Class C	(31,419)	(743,420)	(33,125)	(691,054)
CLASS I SHARES@@
Sold	1,211	31,399	16,360	391,141
Reinvestment of dividends	140	3,694	303	6,359
Redeemed	(2,489)	(62,989)	(79,939)	(2,083,679)
Net decrease — Class I	(1,138)	(27,896)	(63,276)	(1,686,179)
CLASS R SHARES@@@
Sold	4,251	100,000	—	—
Redeemed	—	—	—	—
Net increase — Class R	4,251	100,000	—	—
CLASS W SHARES@@@
Sold	4,251	100,000	—	—
Redeemed	—	—	—	—
Net increase — Class W	4,251	100,000	—	—
Net decrease in Fund	(591,568)	$(14,182,526)	(1,296,463)	$(28,126,396)

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  @@@  Shares were first issued on March 31, 2008.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At April 30, 2008, investments in securities of issuers in Japan represented 44.1% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

At April 30, 2008, the Fund's cash balance consisted principally of interest bearing deposits with JPMorgan Chase & Co., the Fund's custodian.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2007, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

8. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9. Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.20		$19.55		$15.51	$13.01	$11.85	$8.60
Income (loss) from investment operations:
Net investment income (loss)(1)	0.05		0.02		0.01	0.01	0.01	(0.02)
Net realized and unrealized gain (loss)	(4.25)		9.66		4.03	2.49	1.15	3.27
Total income (loss) from investment operations	(4.20)		9.68		4.04	2.50	1.16	3.25
Less dividends from net investment income	(0.09)		(0.03)		–	–	–	–
Net asset value, end of period	$24.91		$29.20		$19.55	$15.51	$13.01	$11.85
Total Return(2)	(14.40	)%(3)	49.59%		26.05%	19.22%	9.79%	37.79%
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	1.68	%(4)(6)	1.67	%(6)	1.77%	1.81%	1.74%	1.96%
Net investment income (loss)	0.40	%(4)(6)	0.10	%(6)	0.04%	0.06%	0.04%	(0.17)%
Supplemental Data:
Net assets, end of period, in thousands	$158,595		$193,477		$135,555	$118,778	$5,863	$4,931
Portfolio turnover rate	23	%(3)	50%		41%	25%	26%	40%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$27.75		$18.70		$14.95	$12.64	$11.60	$8.53
Income (loss) from investment operations:
Net investment loss(1)	(0.05)		(0.15)		(0.13)	(0.10)	(0.09)	(0.08)
Net realized and unrealized gain (loss)	(4.02)		9.20		3.88	2.41	1.13	3.15
Total income (loss) from investment operations	(4.07)		9.05		3.75	2.31	1.04	3.07
Net asset value, end of period	$23.68		$27.75		$18.70	$14.95	$12.64	$11.60
Total Return(2)	(14.67	)%(3)	48.40%		25.08%	18.28%	8.97%	35.99%
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	2.45	%(4)(6)	2.43	%(6)	2.52%	2.56%	2.51%	2.72%
Net investment loss	(0.37	)%(4)(6)	(0.66	)%(6)	(0.71)%	(0.69)%	(0.73)%	(0.93)%
Supplemental Data:
Net assets, end of period, in thousands	$26,293		$39,328		$43,199	$50,266	$173,504	$187,065
Portfolio turnover rate	23	%(3)	50%		41%	25%	26%	40%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$27.77		$18.71		$14.95	$12.63	$11.59	$8.52
Income (loss) from investment operations:
Net investment loss(1)	(0.02)		(0.14)		(0.11)	(0.09)	(0.09)	(0.09)
Net realized and unrealized gain (loss)	(4.04)		9.20		3.87	2.41	1.13	3.16
Total income (loss) from investment operations	(4.06)		9.06		3.76	2.32	1.04	3.07
Net asset value, end of period	$23.71		$27.77		$18.71	$14.95	$12.63	$11.59
Total Return(2)	(14.62	)%(3)	48.42%		25.15%	18.37%	8.97%	36.03%
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	2.28	%(4)(6)	2.43	%(6)	2.48%	2.55%	2.51%	2.72%
Net investment loss	(0.20	)%(4)(6)	(0.66	)%(6)	(0.67)%	(0.68)%	(0.73)%	(0.93)%
Supplemental Data:
Net assets, end of period, in thousands	$8,642		$10,995		$8,027	$6,197	$7,885	$7,718
Portfolio turnover rate	23	%(3)	50%		41%	25%	26%	40%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period	$29.64		$19.85		$15.71	$13.14	$11.94	$8.68
Income (loss) from investment operations:
Net investment income(1)	0.08		0.09		0.05	0.11	0.03	0.00
Net realized and unrealized gain (loss)	(4.30)		9.78		4.09	2.46	1.17	3.26
Total income (loss) from investment operations	(4.22)		9.87		4.14	2.57	1.20	3.26
Less dividends from net investment income	(0.15)		(0.08)		–	–	–	–
Net asset value, end of period	$25.27		$29.64		$19.85	$15.71	$13.14	$11.94
Total Return(2)	(14.27	)%(3)	49.89%		26.35%	19.56%	10.05%	37.56%
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	1.45	%(4)(6)	1.43	%(6)	1.52%	1.56%	1.51%	1.72%
Net investment income	0.63	%(4)(6)	0.34	%(6)	0.29%	0.31%	0.27%	0.07%
Supplemental Data:
Net assets, end of period, in thousands	$1,072		$1,291		$2,120	$7,484	$2,559	$8,581
Portfolio turnover rate	23	%(3)	50%		41%	25%	26%	40%

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE PERIOD MARCH 31, 2008@@@ THROUGH APRIL 30, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$23.52
Income from investment operations:
Net investment income(1)	0.06
Net realized and unrealized gain	1.32
Total income from investment operations	1.38
Net asset value, end of period	$24.90
Total Return(2)	5.87	%(3)
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	1.94	%(4)(6)
Net investment income	0.14	%(4)(6)
Supplemental Data:
Net assets, end of period, in thousands	$106
Portfolio turnover rate	23	%(3)

  @@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE PERIOD MARCH 31, 2008@@@ THROUGH APRIL 30, 2008
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$23.52
Income from investment operations:
Net investment income(1)	0.08
Net realized and unrealized gain	1.31
Total income from investment operations	1.39
Net asset value, end of period	$24.91
Total Return(2)	5.91	%(3)
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	1.80	%(4)(6)
Net investment income	0.28	%(4)(6)
Supplemental Data:
Net assets, end of period, in thousands	$106
Portfolio turnover rate	23	%(3)

  @@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

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(This page has been left blank intentionally.)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4-chome Shibuya-ku
Tokyo, Japan 150-6009

Morgan Stanley Investment Management Company
23 Church Street, 16-01 Capital Square
Singapore 049481

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

TGRSAN
IU08-03356P-Y04/08

MORGAN STANLEY FUNDS

Morgan Stanley
Pacific Growth Fund Inc.

Semiannual Report

April 30, 2008

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2008